Note 10 - Financial assets and liabilities held for trading (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities held for trading
Financial assets and liabilities held for traiding
Financial assets and liabilities held for trading (Millions of Euros)
	Notes	2019	2018	2017
ASSETS
Derivatives		33,185	30,536	35,265
Equity instruments	7.1.2	8,892	5,254	6,801
Credit institutions		1,037	880	962
Other sectors		7,855	4,374	5,839
Debt securities	7.1.2	26,309	25,577	22,573
Issued by central banks		840	1,001	1,371
Issued by public administrations		23,918	22,950	19,344
Issued by financial institutions		679	790	816
Other debt securities		872	836	1,041
Loans and advances	7.1.2	34,303	28,750	56
Loans and advances to central banks		535	2,163	-
Reverse repurchase agreement	35	535	2,163	-
Loans and advances to credit institutions		21,286	14,566	-
Reverse repurchase agreement	35	21,219	13,305	-
Loans and advances to customers		12,482	12,021	56
Reverse repurchase agreement	35	12,187	11,794	-
Total assets		102,688	90,117	64,695
LIABILITIES
Derivatives		35,019	31,815	36,169
Short positions		12,249	11,025	10,013
Deposits		42,365	37,934	-
Deposits from central banks		7,635	10,511	-
Repurchase agreement	35	7,635	10,511	-
Deposits from credit institutions		24,969	15,687	-
Repurchase agreement	35	24,578	14,839	-
Customer deposits		9,761	11,736	-
Repurchase agreement	35	9,689	11,466	-
Total liabilities		89,633	80,774	46,182

Derivatives By Type Of Risk By Product Or By Type Of Market
Derivatives by type of risk and by product or by type of market (Millions of Euros)
	2019			2018			2017
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	21,479	20,853	3,024,794	19,146	18,769	2,929,371	22,606	22,546	2,152,490
OTC	21,479	20,852	2,997,443	19,146	18,769	2,910,016	22,606	22,546	2,129,474
Organized market	-	1	27,351	-	-	19,355	-	-	23,016
Equity instruments	2,263	3,499	84,140	2,799	2,956	114,184	1,778	2,336	95,573
OTC	353	1,435	40,507	631	463	39,599	578	1,207	42,298
Organized market	1,910	2,065	43,633	2,168	2,492	74,586	1,200	1,129	53,275
Foreign exchange and gold	9,086	10,266	472,194	8,355	9,693	432,283	10,371	10,729	380,404
OTC	9,049	10,260	463,662	8,344	9,638	426,952	10,337	10,688	373,303
Organized market	37	6	8,532	11	55	5,331	34	40	7,101
Credit	353	397	29,077	232	393	25,452	489	517	30,181
Credit default swap	338	283	26,702	228	248	22,791	480	507	27,942
Credit spread option	-	2	150	2	-	500	-	-	200
Total return swap	14	113	2,225	2	145	2,161	9	9	2,039
Commodities	4	4	64	3	3	67	3	3	36
Other	-	-	-	-	-	-	18	38	561
DERIVATIVES	33,185	35,019	3,610,269	30,536	31,815	3,501,358	35,265	36,169	2,659,246
Of which: OTC - credit institutions	20,706	23,717	1,000,243	16,979	18,729	897,384	21,016	22,804	898,209
Of which: OTC - other financial corporations	6,153	6,214	2,370,988	7,372	7,758	2,355,784	8,695	9,207	1,548,919
Of which: OTC - other	4,378	3,016	159,521	4,005	2,780	148,917	4,316	2,986	128,722